Schedule of Investments (unaudited)	iShares® MSCI Japan Value ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
ANA Holdings Inc.(a)	3,600	$71,050
Japan Airlines Co. Ltd.(a)	7,200	131,968
		203,018
Auto Components — 2.7%
Aisin Corp.	7,400	242,273
Bridgestone Corp.	32,400	1,279,397
Sumitomo Electric Industries Ltd.	39,600	438,607
Toyota Industries Corp.	8,000	514,215
		2,474,492
Automobiles — 15.5%
Honda Motor Co. Ltd.	90,000	2,241,015
Isuzu Motors Ltd.	21,600	253,488
Mazda Motor Corp.	32,400	275,281
Nissan Motor Co. Ltd.	126,000	489,770
Subaru Corp.	32,400	562,426
Suzuki Motor Corp.	18,000	533,062
Toyota Motor Corp.	583,200	9,702,504
Yamaha Motor Co. Ltd.	10,800	218,556
		14,276,102
Banks — 10.0%
Chiba Bank Ltd. (The)	28,900	150,256
Concordia Financial Group Ltd.	64,800	220,544
Japan Post Bank Co. Ltd.	21,600	166,409
Mitsubishi UFJ Financial Group Inc.	658,800	3,747,914
Mizuho Financial Group Inc.	133,250	1,584,765
Resona Holdings Inc.	118,800	446,630
Shizuoka Bank Ltd. (The)	25,200	148,144
Sumitomo Mitsui Financial Group Inc.	72,000	2,208,204
Sumitomo Mitsui Trust Holdings Inc.	18,000	544,426
		9,217,292
Beverages — 1.8%
Asahi Group Holdings Ltd.	26,100	874,526
Kirin Holdings Co. Ltd.	43,200	668,238
Suntory Beverage & Food Ltd.	3,600	135,001
		1,677,765
Building Products — 0.9%
AGC Inc.	10,800	406,249
Lixil Corp.	14,400	273,967
TOTO Ltd.	3,600	121,253
		801,469
Capital Markets — 1.4%
Daiwa Securities Group Inc.	75,600	368,500
Nomura Holdings Inc.	162,000	636,577
SBI Holdings Inc/Japan	14,400	292,121
		1,297,198
Chemicals — 2.5%
Asahi Kasei Corp.	68,400	552,641
JSR Corp.	3,600	114,095
Mitsubishi Chemical Holdings Corp.	72,000	428,963
Mitsui Chemicals Inc.	10,800	264,389
Sumitomo Chemical Co. Ltd.	82,800	342,259
Toray Industries Inc.	75,700	390,782
Tosoh Corp.	14,400	209,248
		2,302,377
Commercial Services & Supplies — 0.9%
Dai Nippon Printing Co. Ltd.	14,400	329,473

Security	Shares	Value

Commercial Services & Supplies (continued)
Secom Co. Ltd.	3,600	$237,074
Toppan Inc.	14,400	270,634
		837,181
Construction & Engineering — 1.1%
Kajima Corp.	21,700	233,196
Obayashi Corp.	39,600	280,375
Shimizu Corp.	32,400	172,165
Taisei Corp.	10,800	322,026
		1,007,762
Diversified Financial Services — 1.5%
Mitsubishi HC Capital Inc.	39,600	189,089
ORIX Corp.	64,800	1,231,940
		1,421,029
Diversified Telecommunication Services — 2.2%
Nippon Telegraph & Telephone Corp.	64,900	1,982,851

Electric Utilities — 0.9%
Chubu Electric Power Co. Inc.	21,600	217,330
Kansai Electric Power Co. Inc. (The)	39,600	387,048
Tokyo Electric Power Co. Holdings Inc.(a)	54,000	201,640
		806,018
Electrical Equipment — 1.5%
Fuji Electric Co. Ltd.	3,600	168,827
Mitsubishi Electric Corp.	108,000	1,183,366
		1,352,193
Electronic Equipment, Instruments & Components — 4.3%
Hirose Electric Co. Ltd.	600	83,164
Hitachi Ltd.	54,000	2,801,870
Kyocera Corp.	17,600	989,254
Yokogawa Electric Corp.	3,600	64,427
		3,938,715
Entertainment — 0.1%
Toho Co. Ltd./Tokyo	1,900	74,885

Equity Real Estate Investment Trusts (REITs) — 2.2%
Daiwa House REIT Investment Corp.	111	274,244
GLP J-Reit	144	185,342
Japan Metropolitan Fund Invest	394	333,548
Japan Real Estate Investment Corp.	62	307,389
Nippon Building Fund Inc.	75	407,391
Nippon Prologis REIT Inc.	72	192,141
Nomura Real Estate Master Fund Inc.	252	328,745
		2,028,800
Food & Staples Retailing — 2.3%
Aeon Co. Ltd.	18,000	329,631
Seven & i Holdings Co. Ltd.	42,200	1,766,788
		2,096,419
Food Products — 0.5%
MEIJI Holdings Co. Ltd.	6,600	325,191
Nisshin Seifun Group Inc.	10,800	126,402
		451,593
Gas Utilities — 0.9%
Osaka Gas Co. Ltd.	21,600	404,884
Tokyo Gas Co. Ltd.	21,600	421,992
		826,876
Household Durables — 2.3%
Iida Group Holdings Co. Ltd.	7,200	113,582
Panasonic Holdings Corp.	122,400	1,123,089

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Sekisui Chemical Co. Ltd.	14,400	$205,978
Sekisui House Ltd.	32,400	575,675
Sharp Corp./Japan	14,400	117,339
		2,135,663
Insurance — 4.4%
Dai-ichi Life Holdings Inc.	54,000	1,115,786
Japan Post Holdings Co. Ltd.	136,900	1,022,463
Japan Post Insurance Co. Ltd.	10,800	179,819
MS&AD Insurance Group Holdings Inc.	25,200	801,772
Sompo Holdings Inc.	15,800	719,909
T&D Holdings Inc.	14,400	166,353
		4,006,102
Interactive Media & Services — 0.2%
Z Holdings Corp.	54,000	178,011

Internet & Direct Marketing Retail — 0.2%
Rakuten Group Inc.	25,200	140,878

IT Services — 0.2%
Otsuka Corp.	3,600	114,235
SCSK Corp.	3,600	60,207
		174,442
Machinery — 1.2%
Hoshizaki Corp.	1,000	58,985
Kubota Corp.	36,000	664,415
Makita Corp.	7,200	197,037
NGK Insulators Ltd.	14,400	213,120
		1,133,557
Marine — 1.3%
Mitsui OSK Lines Ltd.	20,300	539,441
Nippon Yusen KK	8,100	669,593
		1,209,034
Media — 0.5%
Dentsu Group Inc.	10,800	359,553
Hakuhodo DY Holdings Inc.	7,200	72,863
		432,416
Metals & Mining — 1.4%
Hitachi Metals Ltd.(a)	3,800	61,002
JFE Holdings Inc.	28,800	354,302
Nippon Steel Corp.	43,200	752,831
Sumitomo Metal Mining Co. Ltd.	3,600	150,525
		1,318,660
Oil, Gas & Consumable Fuels — 1.9%
ENEOS Holdings Inc.	172,800	695,656
Idemitsu Kosan Co. Ltd.	10,892	293,782
Inpex Corp.	57,600	739,067
		1,728,505
Paper & Forest Products — 0.2%
Oji Holdings Corp.	46,800	206,021

Personal Products — 0.8%
Kao Corp.	18,000	723,538

Pharmaceuticals — 4.3%
Astellas Pharma Inc.	64,800	1,034,915
Kyowa Kirin Co. Ltd.	7,200	155,315
Shionogi & Co. Ltd.	7,200	383,576
Takeda Pharmaceutical Co. Ltd.	82,800	2,379,320
		3,953,126

Security	Shares	Value

Real Estate Management & Development — 3.2%
Daito Trust Construction Co. Ltd.	3,600	$317,967
Daiwa House Industry Co. Ltd.	32,400	780,326
Hulic Co. Ltd.	21,600	176,249
Mitsubishi Estate Co. Ltd.	64,800	963,497
Nomura Real Estate Holdings Inc.	7,200	180,065
Sumitomo Realty & Development Co. Ltd.	18,000	485,272
		2,903,376
Road & Rail — 2.3%
Central Japan Railway Co.	7,900	978,590
East Japan Railway Co.	10,800	553,673
Kintetsu Group Holdings Co. Ltd.	7,200	210,370
West Japan Railway Co.	11,000	406,218
		2,148,851
Software — 0.2%
Trend Micro Inc/Japan	3,600	211,647

Specialty Retail — 0.2%
Hikari Tsushin Inc.	700	79,388
USS Co. Ltd.	7,200	130,962
		210,350
Technology Hardware, Storage & Peripherals — 3.5%
Brother Industries Ltd.	14,400	265,029
Canon Inc.	54,000	1,371,374
FUJIFILM Holdings Corp.	19,900	1,096,078
Ricoh Co. Ltd.	32,400	272,263
Seiko Epson Corp.	14,400	241,066
		3,245,810
Tobacco — 1.3%
Japan Tobacco Inc.	64,800	1,179,486

Trading Companies & Distributors — 6.8%
ITOCHU Corp.	21,600	619,607
Marubeni Corp.	86,400	905,758
Mitsubishi Corp.	68,400	2,360,617
Mitsui & Co. Ltd.	39,600	994,695
Sumitomo Corp.	64,800	927,165
Toyota Tsusho Corp.	10,800	412,255
		6,220,097
Transportation Infrastructure — 0.2%
Nippon Express Holdings Inc.	3,600	209,109

Wireless Telecommunication Services — 8.3%
KDDI Corp.	90,000	3,139,748
SoftBank Corp.	154,800	1,783,398
SoftBank Group Corp.	64,800	2,683,956
		7,607,102
Total Common Stocks — 98.3%
(Cost: $96,703,657)		90,349,816

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(b)(c)	20,000	$20,000

Total Short-Term Securities — 0.0%
(Cost: $20,000)		20,000

Total Investments in Securities — 98.3%
(Cost: $96,723,657)		90,369,816

Other Assets Less Liabilities — 1.7%		1,559,828

Net Assets — 100.0%		$91,929,644

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$20,000	(a)	$—	$—	$—	$20,000	20,000	$19	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX index	103	06/09/22	$1,525	$(15,412)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$90,349,816	$—	$90,349,816
Money Market Funds	20,000	—	—	20,000
	$20,000	$90,349,816	$—	$90,369,816
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(15,412)	$—	$(15,412)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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